Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Inventory, Net

Costs of purchased inventory are determined after deducting rebates and discounts.

	Years Ended December 31,
	2014	2013	2012
	A$	A$	A$
Raw materials	351,007	4,169	2,925,482
Work in progress	46,443	38	120,596
Finished goods	0	0	556,159

	397,450	4,207	3,602,237

Summary of Receivables

Account balances are charged against the allowance when it is probable the receivable will not be recovered.

	Years Ended December 31,
	2014	2013	2012
	A$	A$	A$
Accounts receivable	3,799,705	2,167,867	2,282,888
Allowance for doubtful debts	0	0	0

	3,799,705	2,167,867	2,282,888

Research and Development Expenses

Research and development costs are expensed as incurred.

Research and development expenses for the respective periods are as follows:

	Years Ended December 31,
	2014	2013	2012
	A$	A$	A$
Research	1,194,323	1,829,411	1,511,772
Development	15,941,728	13,654,491	11,970,687

Research and development expenses	17,136,051	15,483,902	13,482,459

Asset Retirement Obligations

Our overall ARO changed as follows:

	Years Ended December 31,
	2014	2013	2012
	A$	A$	A$

Opening balance at January 1	2,549,928	2,351,464	2,166,691
Accretion expense	50,072	198,464	184,773

Ending balance at December 31	2,600,000	2,549,928	2,351,464

Tax Effects Allocated to Each Component of Other Comprehensive Income

The tax effect allocated to each component of other comprehensive income is as follows:

	Before-Tax Amount	Tax (Expense)/ Benefit	Net-of-Tax Amount
	A$	A$	A$
2014
Unrealized loss on derivative instruments	0	0	0
Reclassification for gains realised in net income	0	0	0

Other comprehensive loss	0	0	0

2013
Unrealized loss on derivative instruments	0	0	0
Reclassification for gains realised in net income	0	0	0

Other comprehensive loss	0	0	0

2012
Unrealized loss on derivative instruments	0	0	0
Reclassification for gains realised in net income	83,339	0	83,339

Other comprehensive loss	83,339	0	83,339